FORECLOSED REAL ESTATE	12 Months Ended
Dec. 31, 2011
FORECLOSED REAL ESTATE

NOTE 7 - FORECLOSED REAL ESTATE

Foreclosed assets are presented net of the allowance for losses. An analysis of the activity in foreclosed assets is as follows:

	Years Ended December 31,
	2011	2010
Balance at beginning of year	$10,469,302	$922,934
Additions of underlying property	7,273,206	11,768,778
Disposals of underlying property	(10,750,768)	(1,934,476)
Valuation allowance	(1,963,227)	(287,934)
Balance at end of period	$5,028,513	$10,469,302

Expenses applicable to foreclosed assets include the following:

	Years Ended December 31,
	2011	2010
Valuation allowance	$1,963,227	$287,934
Operating expenses	489,164	128,465
	$2,452,391	$416,399